CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS INCOME STATEMENT (Details) - Scenario, Unspecified [Domain] - USD ($)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Revenue from affiliates	$ 32,846,000	$ 2,182,000
Operating and maintenance expenses	8,434,000	4,848,000
General and administrative expenses	3,062,000	797,000
Depreciation and amortization	1,633,000	861,000
Total costs and expenses	13,129,000	6,506,000
Income from operations	19,717,000	(4,324,000)
Equity Method Investment, Controlling Interest in Income (Loss) of Subsidiary	0
Interest expense, net and other financing costs	(1,793,000)	2,000
Amortization of deferred financing fees	162,000	0
Other Nonoperating Income (Expense)	0
Net Income	17,762,000	(4,322,000)
Less: Net (loss) income attributable to Predecessor	(1,053,000)	4,322,000
Limited partners' interest in net income attributable to the Partnership	16,709,000	$ 0
Consolidation, Eliminations [Member]
Revenue from affiliates	0
Operating and maintenance expenses	0
General and administrative expenses	0
Depreciation and amortization	0
Total costs and expenses	0
Income from operations	0
Equity Method Investment, Controlling Interest in Income (Loss) of Subsidiary	(22,680,000)
Interest expense, net and other financing costs	0
Amortization of deferred financing fees	0
Other Nonoperating Income (Expense)	0
Net Income	(22,680,000)
Less: Net (loss) income attributable to Predecessor	0
Limited partners' interest in net income attributable to the Partnership	(22,680,000)
Non-Guarantor Subsidiaries [Member]
Revenue from affiliates	0
Operating and maintenance expenses	0
General and administrative expenses	0
Depreciation and amortization	0
Total costs and expenses	0
Income from operations	0
Equity Method Investment, Controlling Interest in Income (Loss) of Subsidiary	0
Interest expense, net and other financing costs	0
Amortization of deferred financing fees	0
Other Nonoperating Income (Expense)	0
Net Income	0
Less: Net (loss) income attributable to Predecessor	0
Limited partners' interest in net income attributable to the Partnership	0
Guarantor Subsidiaries [Member]
Revenue from affiliates	32,846,000
Operating and maintenance expenses	8,434,000
General and administrative expenses	109,000
Depreciation and amortization	1,633,000
Total costs and expenses	10,176,000
Income from operations	22,670,000
Equity Method Investment, Controlling Interest in Income (Loss) of Subsidiary	0
Interest expense, net and other financing costs	10,000
Amortization of deferred financing fees	0
Other Nonoperating Income (Expense)	0
Net Income	22,680,000
Less: Net (loss) income attributable to Predecessor	(1,053,000)
Limited partners' interest in net income attributable to the Partnership	21,627,000
Subsidiary Issuer [Member]
Revenue from affiliates	$ 0
Operating and maintenance expenses
General and administrative expenses	$ 2,953,000
Depreciation and amortization	0
Total costs and expenses	2,953,000
Income from operations	(2,953,000)
Equity Method Investment, Controlling Interest in Income (Loss) of Subsidiary	22,680,000
Interest expense, net and other financing costs	(1,803,000)
Amortization of deferred financing fees	162,000
Other Nonoperating Income (Expense)	0
Net Income	17,762,000
Less: Net (loss) income attributable to Predecessor	0
Limited partners' interest in net income attributable to the Partnership	$ 17,762,000